Income tax incurred and deferred: Additional information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method	$ 9,997,669,000	$ 6,045,955,000	$ 2,163,740,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 127,046,000	$ 192,040,000	$ 3,196,000
Applicable tax rate	30.00%	30.00%	30.00%
Investments rate of return	20.00%	20.00%
Tax expense (income)	$ 3,438,809,000	$ 1,728,507,000	$ 729,155,000
Income taxes recovery		416,000
Current tax assets, current	181,619,000	142,970,000
Aerostar
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method	$ 370,213,000	$ 88,577,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense			$ 660,404,000
Applicable tax rate	10.00%	10.00%	10.00%
Airplan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method	$ 1,078,391,000	$ 241,490,000	$ 9,133,000
Applicable tax rate	35.00%	31.00%	32.00%
Current tax expense (income)	$ 377,437,000	$ 748.62	$ 2,916,000
Colombia (Airplan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	35.00%	31.00%	32.00%
Current tax expense (income)	$ 377,437,000	$ 74,862,000	$ 2,916,000
Tax expense (income)	604,839,000	68,865,000	(62,770,000)
Asset tax	$ 227,402,000	$ (5,997,000)	$ (65,686,000)
Percentage of net income on net worth	3.50%
Percentage of presumptive income		0.00%	0.50%
Puerto Rico (Aerostar)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 333,191,000	$ 79,720,000
Applicable tax rate	10.00%
Current tax expense (income)	$ 3,703,000	886,000	$ (16,000)
Tax expense (income)	41,863,000	38,865,000	42,530,000
Asset tax	$ 38,160,000	$ 37,979,000	$ 42,546,000